27. INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Taxes
Note 27 - INCOME TAXES

(a) Income tax expense

Income tax expense included in the consolidated statements of operations and comprehensive income (loss) is as follows:

	2018	2017	2016

Current income tax expense	$1,052	$2,911	$3,434
Deferred income tax expense (recovery)	(645)	(140)	1,005
Total income tax expense	$407	$2,771	$4,439

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense recognized in the year is as follows:

	2018	2017	2016
		(Note 3)	(Note 3)
Net income before income taxes	$2,033	$5,293	$6,455
Combined statutory tax rate	27.00%	26.00%	26.00%

Income tax expense at the Canadian statutory rate	549	1,376	1,678

Reconciling items:
Effect of difference in foreign tax rates	48	285	307
Non-deductible/non-taxable items	(121)	602	700
Change in unrecognized deductible temporary differences	(257)	1,086	1,408
Impact of foreign exchange	915	(491)	778
Special mining duties	117	511	780
Impact of change of tax rates	-	(322)	-
Revisions to estimates	(368)	(248)	(1,095)
Share issue costs	(231)	-	(379)
Other items	(245)	(106)	262

Income tax expense recognized in the year	$407	$2,771	$4,439

The Company recognized a non-cash expense of $379 for the year ended December 31, 2018 (2017 - $51; 2016 - $316) related to the deferred tax impact of the special mining duty. The Canadian income tax rate increased from 26% to 27% effective January 1, 2018, with a statutory impact prior to year-end. The impact of this change has been reflected in the consolidated financial statements.

	December 31,	December 31,	January 1,
	2018	2017	2017

Deferred income tax assets	$4,654	$4,888	$2,831
Deferred income tax liabilities	(8,557)	(9,436)	(7,519)

	$(3,903)	$(4,548)	$(4,688)

The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017	January 1, 2017

Reclamation provision	$491	$594	$503
Non-capital losses	3,104	3,197	-
Other deductible temporary differences	1,059	1,097	2,328
Inventory	(94)	(230)	(101)
Exploration and evaluation assets	(6,378)	(6,464)	(4,265)
Plant, equipment and mining properties	(2,085)	(2,742)	(3,153)

Net deferred income tax liabilities	$(3,903)	$(4,548)	$(4,688)

The net deferred tax liability presented in these consolidated financial statements is due to the difference in the carrying amounts and tax bases of the Mexican plant, equipment and mining properties which were acquired in the purchase of Avino Mexico. The carrying values of the Mexican plant, equipment and mining properties includes an estimated fair value adjustment recorded upon the July 17, 2006, acquisition of control of Avino Mexico that was based on a share exchange, while the tax bases of these assets are historical undeducted tax amounts that were nil on acquisition. The deferred tax liability is attributable to assets in the tax jurisdiction of Mexico.

(b) Unrecognized deductible temporary differences:

Temporary differences and tax losses arising in Canada have not been recognized as deferred income tax assets due to the fact that management has determined it is not probable that sufficient future taxable profits will be earned in Canada to recover such assets. Unrecognized deductible temporary differences are summarized as follows:

	December 31, 2017	December 31, 2016	January 1, 2016

Tax losses carried forward	$13,790	$13,973	$17,350
Share issue costs	1,263	1,100	1,466
Plant, equipment and mining properties	6,096	6,198	3,873
Exploration and evaluation assets	1,207	1,330	1,257
Investments	44	198	189
Reclamation provision and other	9,489	10,054	5,603

Unrecognized deductible temporary differences	$31,889	$32,853	$29,739

The Company has capital losses of $1,489 carried forward and $12,301 in non-capital tax losses carried forward available to reduce future Canadian taxable income. The capital losses can be carried forward indefinitely until used. The non-capital losses have an expiry date range of 2022 to 2038. As at December 31, 2018, the Company had no Mexican tax losses available to offset future Mexican taxable income.